Note 19 - Trade and Other Payables (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Trade and other payables [Text Block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Trade payables	5,554	5,675	3,806	2,158
Accruals	2,247	1,952	3,008	1,297
Related party payable	1,527	1,378	1,838	1,445
Payroll liabilities	1,209	1,165	504	1,972
Sales tax payable	1,054	764	310	412
Contract liabilities	10,095	4,978	1,544	305
Other creditors	2,953	2,011	3,072	81
Treasury shares (see Note 23 for further details)	-	-	-	592
Total	24,639	17,923	14,082	8,262